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                                  ALLIANCEBERNSTEIN GREATER CHINA '97 FUND, INC.
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Supplement dated May 15, 2009 to the Prospectus dated November 3, 2008 of
AllianceBernstein Greater China '97 Fund, Inc. (the "Fund") offering Class A, Class B, Class C and Advisor Class shares.

The following information replaces certain information in the Prospectus under the heading "Fees and Expenses of the Fund." The expense information for the Fund has been restated to reflect current expenses (i.e., annualized fiscal year-to-date expenses as of March 31, 2009) based on lower assets under management. Actual expenses may be higher or lower than those shown.

Operating Expenses

                                  Class A   Class B    Class C     Advisor Class
                                  -------   -------    -------     -------------

Management Fees                     .75%      .75%      .75%          .75%
Distribution (Rule 12b-1) Fees      .30%     1.00%     1.00%          None
Other Expenses:
   Transfer Agent                   .33%      .38%      .35%          .33%
   Other Expenses                  1.02%     1.02%     1.00%         1.01%
                                   -----     -----     -----         -----
Total Other Expenses               1.35%     1.40%     1.35%         1.34%
                                   -----     -----     -----         -----
Total Fund Operating Expenses      2.40%     3.15%     3.10%         2.09%
                                   =====     =====     =====         =====

Examples

                                                                        Advisor
                   Class A   Class B+  Class B++  Class C+   Class C++   Class
                   -------   --------  ---------  --------   ---------   -----

After 1 Year         $658      $718       $318       $413        $313      $212
After 3 Years      $1,142    $1,171       $971       $957        $957      $655
After 5 Years      $1,651    $1,649     $1,649     $1,625      $1,625    $1,124
After 10 Years     $3,045    $3,285     $3,285     $3,411      $3,411    $2,421


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+    Assumes redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.

++ Assumes no redemption at the end of period and, with respect to shares held for 10 years, conversion of Class B shares to Class A shares after eight years.


This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.


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used by permission of the owner, AllianceBernstein L.P.


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